Summary of Significant Accounting Policies (Details) - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 24, 2025	Jul. 20, 2025
Summary of Significant Accounting Policies [Line items]
Cash and cash equivalents	$ 1,600,031	$ 1,180,511	$ 1,600,031
Federal deposit insurance corporation coverage limit	250,000	250,000
Working capital	$ 1,370,746	$ 451,912	1,370,746
Initial business combination or to redeem percentage	100.00%	100.00%
Investments held in Trust Account	$ 200,119,181	$ 218,979,433	200,119,181
Working capital loans
Cash	$ 1,600,031		$ 1,600,031
Public Warrants [Member]
Summary of Significant Accounting Policies [Line items]
Warrants outstanding	10,000,000	10,750,000	10,000,000
Private Placement Warrants [Member]
Summary of Significant Accounting Policies [Line items]
Warrants outstanding	312,500	327,500	312,500
Unsecured Promissory Note [Member]
Summary of Significant Accounting Policies [Line items]
Unsecured promissory note		$ 300,000		$ 300,000